Financial results, net (Tables)	12 Months Ended
Jun. 30, 2019
Financial Results Net [Abstract]
Schedule of financial results
	June 30, 2019	June 30, 2018	June 30, 2017
Finance income:
- Interest income	854	930	1,063
- Dividend income	68	146	151
- Other finance income	485	-	10
Total finance income	1,407	1,076	1,224
Finance costs:
- Interest expenses	(15,549)	(13,645)	(13,185)
- Loss on debt swap	-	(4,297)	-
- Other finance costs	(517)	(465)	(985)
Subtotal finance costs	(16,066)	(18,407)	(14,170)
Capitalized finance costs	205	121	-
Total finance costs	(15,861)	(18,286)	(14,170)
Other financial results:
exchange rate difference, net	873	(9,460)	1,000
- Fair value gain of financial assets and liabilities at fair value through profit or loss, net	1,645	(1,400)	5,152
- Gain from derivative financial instruments, net	360	280	252
Total other financial results	2,878	(10,580)	6,404
- Inflation adjustment	(479)	(670)	(382)
Total financial results, net	(12,055)	(28,460)	(6,924)